Segment Information - Schedule of Revenues from Major Customers (Details) - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Perenco and SNH
Revenues from external customers:
Concentration risk amount	$ 226,794	$ 224,959	$ 245,418
Concentration risk percentage (in percent)	58.00%	86.00%	82.00%
bp
Revenues from external customers:
Concentration risk amount	$ 139,930	$ 0	$ 0
Concentration risk percentage (in percent)	36.00%	0.00%	0.00%